Exhibit 99.1

Drive Auto Receivables Trust 2019-4

Class A-1 2.19470% Asset Backed Notes

Class A-2-A 2.32% Asset Backed Notes

Class A-2-B LIBOR + 0.35% Asset Backed Notes

Class A-3 2.16% Asset Backed Notes

Class B 2.23% Asset Backed Notes

Class C 2.51% Asset Backed Notes

Class D 2.70% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Drive Auto Receivables Trust 2019-4, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wilmington Trust, N.A. as Indenture Trustee, dated as of September 18, 2019. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	10/01/2020
Collection Period Ending:	10/31/2020
Previous Payment Date/Close Date:	10/15/2020
Payment Date	11/16/2020
Days of Interest for Period:	32
Days in Collection Period:	31
Months Seasoned:	14

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	78,200	08/31/2019	09/18/2019	1,477,898,386.23

Total	78,200			1,477,898,386.23

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance												{1}	980,341,813.92

Monthly principal amounts
{2} Payments Received											{2}	29,783,808.57
{3} Repurchased Receivables											{3}	—
{4} Defaulted Receivables											{4}	9,583,911.85
{5} Cram Down Losses and Other Principal Adjustments											{5}	14,496.42
{6} Other Receivables adjustments											{6}	—

{7} Total Principal distributable amount												{7}	39,382,216.84

{8} End of period aggregate Principal Balance												{8}	940,959,597.08

{9} Pool Factor ({8}/ Original Pool Balance)												{9}	0.636688

II. NOTE BALANCE CALCULATION

						Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Total
{10} Original Note Balance					{10}	180,800,000.00	276,000,000.00	75,000,000.00	150,250,000.00	140,400,000.00	198,780,000.00	175,870,000.00	1,197,100,000.00

{11} Beginning of period Note Balance					{11}	—	15,105,502.59	4,104,756.14	150,250,000.00	140,400,000.00	198,780,000.00	175,870,000.00	684,510,258.73
{12} First Allocation of Principal					{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal					{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal					{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal					{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal					{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal					{17}	—	15,105,502.59	4,104,756.14	10,365,786.11	—	—	—	29,576,044.84
{18} Optional Purchase payment amount					{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance					{19}	—	—	—	139,884,213.89	140,400,000.00	198,780,000.00	175,870,000.00	654,934,213.89
{20} Note Pool Factors					{20}	—	—	—	0.931010	1.000000	1.000000	1.000000	0.547101
{21} Principal payment per $1,000					{21}	—	54.73	54.73	68.99	—	—	—	24.71

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received											{22}	29,783,808.57
{23} Net Liquidation Proceeds											{23}	6,317,908.79
{24} Principal on Repurchased Receivables											{24}	793,316.45
{25} Interest on Repurchased Receivables											{25}	66,595.15
{26} Interest collected on Receivables											{26}	15,712,491.82
{27} Other amounts received											{27}	35,933.49
{28} Optional Purchase Price											{28}	—
{29} Reserve Account Excess Amount											{29}	—
{30} Reserve Account Draw Amount											{30}	—

{31} Total Available Funds												{31}	52,710,054.27

Distributions
{32} Indenture Trustee Fee											{32}	—
{33} Owner Trustee Fee											{33}	—
{34} Asset Representations Reviewer Fee											{34}	5,000.00

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	3,267,806.05	—	—	3,267,806.05							{35}	3,267,806.05

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{36}	Class A-1	—	2.19470%	32	Actual		—				{36}	—
{37}	Class A-2-A	15,105,502.59	2.32%	30	30 / 360		29,203.97				{37}	29,203.97
{38}	Class A-2-B	4,104,756.14	0.49838%	32	Actual		1,818.43				{38}	1,818.43
{39}	Class A-3	150,250,000.00	2.16%	30	30 / 360		270,450.00				{39}	270,450.00

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—							{40}	—
{41}	Class A-2-A	—	—	—							{41}	—
{42}	Class A-2-B	—	—	—							{42}	—
{43}	Class A-3	—	—	—							{43}	—

{44} First Allocation of Principal											{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{45}	Class B	140,400,000.00	2.23%	30	30 / 360		260,910.00				{45}	260,910.00

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—							{46}	—

{47} Second Allocation of Principal											{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{48}	Class C	198,780,000.00	2.51%	30	30 / 360		415,781.50				{48}	415,781.50

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—							{49}	—

{50} Third Allocation of Principal											{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{51}	Class D	175,870,000.00	2.70%	30	30 / 360		395,707.50				{51}	395,707.50

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—							{52}	—

{53} Fourth Allocation of Principal											{53}	—

{54} Reserve Account deposit											{54}	—
{55} Regular Allocation of Principal											{55}	29,576,044.84
{56} Optional Purchase Amount											{56}	—
{57} Distribution to residual interest holder											{57}	18,487,331.98

{58} Total Distribution Amount												{58}	52,710,054.27

IV. RECONCILIATION OF RESERVE ACCOUNT

{59} Beginning of period Reserve Account balance	{59}	14,778,983.86
{60} Deposit to Reserve Account	{60}	—
{61} Release from Reserve Account	{61}	—

{62} End of period Reserve Account balance				{62}	14,778,983.86

{63} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)				{63}	14,778,983.86
{64} Change in Reserve Account balance from prior period				{64}	—

V. OVERCOLLATERALIZATION

{65} Targeted Overcollateralization				{65}	286,025,383.19
{i} 24.90% of the Pool Balance of the last day of the related Collection Period PLUS:			{i}	234,298,939.67
{ii} 3.50% of the Pool Balance as of the Cut-off Date			{ii}	51,726,443.52

{66} End of period Principal Balance of the Receivables			{66}	940,959,597.08
{67} End of period Note Balance			{67}	654,934,213.89
{68} Overcollateralization amount at the end of the Collection Period				{68}	286,025,383.19
{69} Overcollateralization % at the end of the Collection Period				{69}	30.40%

VI. STATISTICAL DATA

			Original	Previous	Current
{70} Principal Balance of the Receivables		{70}	1,477,898,386.23	980,341,813.92	940,959,597.08
{71} Weighted average coupon of the Receivables		{71}	18.94%	0.19	18.76%
{72} Weighted average original term of the Receivables		{72}	71.19	71.34	71.35
{73} Weighted average remaining term of the Receivables		{73}	66.23	56.62	55.82
{74} Number of Receivables		{74}	78,200	57,512.00	55,562

VII. DELINQUENCY

			Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{75} 31-60 days		{75}	3,404	61,433,966.40	6.53%
{76} 61-90 days		{76}	1,278	22,633,838.81	2.41%
{77} 91-120 days		{77}	612	10,849,767.04	1.15%
{78} 121 + days delinquent		{78}	—	—	0.00%
{79} Total		{79}	5,294	94,917,572.25	10.09%

{80} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)				{80}	36,059,239.78
{81} Delinquency Percentage as of the End of the Collection Period				{81}	3.83%
{82} Delinquency Trigger				{82}	35.00%
{83} Delinquency Trigger Occurred				{83}	No

VIII. REPOSSESSION INVENTORY

				Units	Dollars
{84} Beginning of period Repossessed Inventory			{84}	678	13,518,952.87
{85} Vehicles Repossessed in current period			{85}	552	10,574,410.40
{86} Repossessed vehicles sold in current period			{86}	438	8,589,953.07
{87} Repossessed vehicles reinstated in current period			{87}	97	1,708,474.46
{88} Repossessed vehicle adjustment in current period			{88}	(9)	(174,962.91)
{89} End of period Repossessed Inventory			{89}	686	13,619,972.83

IX. CUMULATIVE NET LOSS RATIO

				Units (a)	Dollars
{90} Receivables becoming Defaulted Receivables during period			{90}	576	9,583,911.85
{91} Cram Down Losses occurring during period			{91}	365	14,496.42
{92} Liquidation Proceeds collected during period			{92}	1,705	6,317,908.79
{93} Net losses during period			{93}		3,280,499.48
(a) Unit count represents # of instances in period per line item

			Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{94} Current Period Net Loss Ratio		{94}	3,280,499.48	960,650,705.50	0.34%

{95} Prior Period Net Loss Ratio		{95}	2,867,807.15	999,217,499.85	0.29%
{96} Second Prior Period Net Loss Ratio		{96}	2,557,845.81	1,036,285,555.18	0.25%
{97} Third Prior Period Net Loss Ratio		{97}	3,549,397.87	1,072,965,796.95	0.33%
{98} Rolling 3 prior month average Net Loss Ratio		{98}			0.29%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{99} Cumulative Net losses since Cut-off Date (beginning of period)				{99}	67,927,693.90
{100} Net losses during period				{100}	3,280,499.48
{101} Other Adjustments				{101}	(793,316.45)
{102} Cumulative Net losses since Cut-off Date (end of period)				{102}	70,414,876.93

{103} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)				{103}	4.76%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), and (b) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of Regulation (EU) 2017/2402 of December 12, 2017, together with any guidance published and regulatory technical and implementing standards adopted in relation thereto (collectively, the “EU Due Diligence and Retention Rules”), each as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Due Diligence and Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU Due Diligence and Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and those EU Due Diligence and Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and those EU Due Diligence and Retention Rules.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Drive Auto Receivables Trust 2019-4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from October 1, 2020 to October 31, 2020. Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2020 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	November 9, 2020

Drive Auto Receivables Trust (DRIVE)

Customer Extensions

Collection Period Ending: October 31, 2020

Transaction Name	End of period aggregate Principal Balance	Beginning Number of Receivables	End of period aggregate Principal Balance of Extended Loans	Number of Extended Loans	Extension Rate (1)
DRIVE 2016-C	217,534,518.92	22,869	9,195,745.89	747	4.23%
DRIVE 2017-1	253,393,555.91	24,692	11,838,741.37	927	4.67%
DRIVE 2017-2	228,089,553.14	19,481	10,067,112.54	674	4.41%
DRIVE 2017-3	323,155,221.06	28,432	14,717,252.50	1,035	4.55%
DRIVE 2017-A	191,684,455.31	19,391	7,820,423.98	601	4.08%
DRIVE 2017-B	187,783,555.74	19,139	8,827,152.27	646	4.70%
DRIVE 2018-1	302,183,262.43	23,923	14,983,927.13	939	4.96%
DRIVE 2018-2	512,331,101.44	37,087	26,961,108.34	1,609	5.26%
DRIVE 2018-3	543,521,916.11	36,251	27,233,490.24	1,494	5.01%
DRIVE 2018-4	553,985,483.23	36,281	29,682,821.61	1,578	5.36%
DRIVE 2018-5	515,956,164.04	32,513	27,713,307.84	1,438	5.37%
DRIVE 2019-1	546,772,359.07	35,091	27,578,522.16	1,425	5.04%
DRIVE 2019-2	631,638,156.06	37,448	31,318,064.38	1,566	4.96%
DRIVE 2019-3	881,254,942.33	51,036	44,728,287.35	2,208	5.08%
DRIVE 2019-4	940,959,597.08	57,512	47,561,138.07	2,387	5.05%
DRIVE 2020-1	998,787,242.70	55,668	48,889,087.02	2,312	4.89%
DRIVE 2020-2	1,131,223,114.70	62,724	33,324,853.53	1,627	2.95%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance